Administrative Expense (Details) - Schedule of Administrative Expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Administrative Expense [Abstract]
Labor	$ 53,550,086	$ 3,155,246	$ 832,534
Audit fee	247,782	200,000	114,400
Professional and other service fee	969,072	2,666,804	74,252
Design fee			2,039
Depreciation and amortization charges	299,547	21,603
Decoration	133,502	155,665	30,275
Rental	4,661	65,724
Travelling and entertainment	89,272	203,634	22,242
Others	749,819	389,534	89,239
Total	$ 56,043,741	$ 6,858,210	$ 1,164,981